DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,604	$ 21,276
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	18,905	17,257
Effective Portion	36	(486)
Ineffective Portion	10	(9)
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,932	16,457
Effective Portion	(5)	(459)
Ineffective Portion	10	(9)
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	973	800
Effective Portion	41	(27)
Ineffective Portion	$ 0	$ 0